Total operating costs - Narrative (Details) € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020 centre	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of other provisions [line items]
Restructuring expenses		€ 93	€ 242	€ 80
Accelerate Competitiveness
Disclosure of other provisions [line items]
Total expected cost of restructuring		380
Accelerate Competitiveness | Severance cost
Disclosure of other provisions [line items]
Restructuring expenses		51
Transformation of Cold Drink Operations
Disclosure of other provisions [line items]
Restructuring expenses		44	€ 44
Iberia and Germany | Accelerate Competitiveness
Disclosure of other provisions [line items]
Restructuring expenses		92
Germany | Site Closures In Germany
Disclosure of other provisions [line items]
Restructuring expenses		€ 78
Number of distribution centres | centre	5